Basis of preparation and significant accounting policies - Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets
COVID-19 related rent concessions from lessors	$ (6,846)	¥ (6,846)
Expected term for RFR risk component to become separately identifiable	24 months	24 months
Contracts with insurers
Intangible assets
Useful life of asset	15 years	15 years
Software | Maximum
Intangible assets
Useful life of asset	10 years	10 years